Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Automobile Components - 0 .2%
XPEL, Inc.* 10,705 $ 448,861
Banks - 4 .5%
Affinity Bancshares, Inc.* 1,495 27,284
Amalgamated Financial Corp. 7,165 250,345
Axos Financial, Inc.* 13,340 932,866
BancFirst Corp. 7,745 922,275
Bancorp, Inc. (The)* 11,201 683,933
Bank First Corp. 2,335 236,255
Bankwell Financial Group, Inc. 1,832 57,122
Business First Bancshares, Inc. 6,897 186,150
Byline Bancorp, Inc. 10,373 304,344
California Bancorp* 7,513 124,716
Capital Bancorp, Inc. 3,870 120,047
Capital City Bank Group, Inc. 3,955 145,900
Civista Bancshares, Inc. 3,680 81,181
Coastal Financial Corp.* 3,160 281,809
CrossFirst Bankshares, Inc.* 11,523 187,134
Customers Bancorp, Inc.* 7,324 417,322
ECB Bancorp, Inc.* 2,128 28,664
Esquire Financial Holdings, Inc. 1,944 173,735
Finwise Bancorp* 3,086 57,184
First Business Financial Services, Inc. 1,938 100,117
First Commonwealth Financial Corp. 23,780 396,650
Firstsun Capital Bancorp* 6,466 272,865
Five Star Bancorp 4,984 151,563
Franklin Financial Services Corp. 1,036 35,835
German American Bancorp, Inc. 6,935 286,624
Greene County Bancorp, Inc. 3,973 105,284
HomeTrust Bancshares, Inc. 4,093 150,500
International Bancshares Corp. 14,531 957,448
MainStreet Bancshares, Inc. 1,776 29,499
Metropolitan Bank Holding Corp.* 2,615 167,700
NB Bancorp, Inc.* 9,975 191,121
Northeast Bank 1,860 188,232
Northeast Community Bancorp, Inc. 3,274 81,195
Oak Valley Bancorp 1,953 50,524
Old Second Bancorp, Inc.
#
10,476 196,844
Orange County Bancorp, Inc. 2,650 68,555
Orrstown Financial Services, Inc. 4,531 164,657
Pathward Financial, Inc. 5,640 449,677
Peoples Bancorp, Inc. 8,304 271,126
Plumas Bancorp 1,373 62,609
Preferred Bank 3,127 285,683
Princeton Bancorp, Inc. 1,602 48,893
QCR Holdings, Inc. 3,940 306,374
ServisFirst Bancshares, Inc. 12,744 1,155,498
Southern States Bancshares, Inc. 2,308 75,887
Stock Yards Bancorp, Inc. 6,897 508,378
Third Coast Bancshares, Inc.* 3,200 115,360
Unity Bancorp, Inc. 2,330 112,655
Westamerica Bancorp 6,233 322,620
12,528,239

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Beverages - 0 .2%
MGP Ingredients, Inc. 13,104 $ 473,447
Biotechnology - 2 .5%
Catalyst Pharmaceuticals, Inc.* 306,404 6,912,474
Building Products - 0 .4%
Quanex Building Products Corp. 57,331 1,203,951
Capital Markets - 1 .3%
Federated Hermes, Inc. - Class B 19,110 760,004
Kayne Anderson BDC, Inc. 16,615 287,439
PJT Partners, Inc. - Class A 5,539 913,769
StoneX Group, Inc.* 7,463 817,348
Victory Capital Holdings, Inc. - Class A 15,193 1,005,473
3,784,033
Chemicals - 0 .8%
Hawkins, Inc. 20,728 2,216,031
Origin Materials, Inc.
#
,* 144,965 135,542
2,351,573
Commercial Services & Supplies - 0 .3%
Aris Water Solutions, Inc. - Class A 37,128 947,878
Construction & Engineering - 4 .9%
Bowman Consulting Group Ltd. - Class A* 21,209 539,345
IES Holdings, Inc.* 24,163 5,346,789
MYR Group, Inc.* 19,511 2,762,172
Primoris Services Corp. 64,998 4,989,896
13,638,202
Construction Materials - 1 .1%
United States Lime & Minerals, Inc. 28,350 3,134,943
Consumer Finance - 0 .3%
Atlanticus Holdings Corp.* 2,650 157,595
Enova International, Inc.* 6,127 688,185
845,780
Consumer Staples Distribution & Retail - 0 .3%
Guardian Pharmacy Services, Inc. - Class A
#
,* 5,496 125,364
Ingles Markets, Inc. - Class A 8,682 574,922
700,286
Containers & Packaging - 0 .2%
Myers Industries, Inc. 36,931 444,649
Distributors - 0 .1%
GigaCloud Technology, Inc. - Class A
#
,* 12,730 271,404
Diversified Consumer Services - 0 .9%
Lincoln Educational Services Corp.* 12,186 198,876
Stride, Inc.* 16,869 2,275,628
2,474,504
Electrical Equipment - 3 .6%
Array Technologies, Inc.* 183,843 1,347,569
Atkore, Inc. 42,232 3,439,374
Powell Industries, Inc. 14,541 3,486,641
Preformed Line Products Co. 5,923 891,056
Shoals Technologies Group, Inc. - Class A* 201,694 964,098
10,128,738
Electronic Equipment, Instruments & Components - 4 .1%
ePlus, Inc.* 43,934 3,510,326
M-Tron Industries, Inc.* 4,699 276,771
Napco Security Technologies, Inc. 60,140 2,207,138

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
OSI Systems, Inc.* 27,395 $ 5,381,474
11,375,709
Energy Equipment & Services - 0 .3%
Atlas Energy Solutions, Inc. - Class A
#
34,388 789,548
Energy Services of America Corp. 5,171 62,104
851,652
Entertainment - 0 .2%
Vivid Seats, Inc. - Class A* 114,201 491,064
Financial Services - 1 .3%
HA Sustainable Infrastructure Capital, Inc. 27,704 775,989
International Money Express, Inc.* 7,269 137,457
Merchants Bancorp 10,695 448,442
NMI Holdings, Inc. - Class A* 18,484 713,852
Paymentus Holdings, Inc. - Class A* 5,728 183,067
Payoneer Global, Inc.* 83,317 883,160
Sezzle, Inc.* 1,310 306,553
Velocity Financial, Inc.* 7,732 143,351
3,591,871
Food Products - 1 .4%
Lifeway Foods, Inc.* 8,843 203,743
Mama's Creations, Inc.* 22,440 172,788
Simply Good Foods Co. (The)* 59,846 2,274,148
Vital Farms, Inc.* 26,145 1,147,112
3,797,791
Health Care Equipment & Supplies - 6 .1%
Electromed, Inc.* 21,725 747,340
LeMaitre Vascular, Inc. 57,759 5,598,580
Semler Scientific, Inc.
#
,* 21,298 1,106,644
STAAR Surgical Co.* 126,587 3,062,140
Tactile Systems Technology, Inc.* 61,648 1,079,456
UFP Technologies, Inc.* 19,717 5,415,471
17,009,631
Health Care Providers & Services - 9 .9%
Addus HomeCare Corp.* 46,587 5,830,829
CorVel Corp.* 72,486 8,397,503
Cross Country Healthcare, Inc.* 84,556 1,540,610
DocGo, Inc.* 262,158 1,281,953
PACS Group, Inc.* 398,643 5,792,283
Progyny, Inc.* 218,754 5,068,530
27,911,708
Health Care REITs - 0 .3%
American Healthcare REIT, Inc. 28,452 804,907
Hotels, Restaurants & Leisure - 0 .3%
Monarch Casino & Resort, Inc. 7,121 607,706
Target Hospitality Corp.* 38,298 368,810
976,516
Household Durables - 1 .6%
Cavco Industries, Inc.* 3,135 1,594,587
Dream Finders Homes, Inc. - Class A
#
,* 13,253 305,747
Green Brick Partners, Inc.* 17,227 1,041,717
Lovesac Co. (The)* 6,022 153,922
M/I Homes, Inc.* 10,534 1,325,177

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Durables - (continued)
Smith Douglas Homes Corp. - Class A* 3,424 $ 83,066
4,504,216
Household Products - 0 .1%
Oil-Dri Corp. of America 6,136 257,835
Industrial REITs - 0 .2%
Innovative Industrial Properties, Inc. 5,270 377,754
Plymouth Industrial REIT, Inc. 8,435 141,708
519,462
Insurance - 2 .0%
Bowhead Specialty Holdings, Inc.* 7,631 246,710
Enstar Group Ltd.* 3,560 1,164,084
Goosehead Insurance, Inc. - Class A 5,705 611,405
Hagerty, Inc. - Class A* 21,032 203,800
HCI Group, Inc. 2,460 299,948
Kingsway Financial Services, Inc.* 6,434 52,116
Palomar Holdings, Inc.* 6,184 667,068
SiriusPoint Ltd.* 37,818 550,630
Skyward Specialty Insurance Group, Inc.* 9,364 414,638
Tiptree, Inc. - Class A 8,656 173,466
TWFG, Inc. - Class A* 3,458 99,176
White Mountains Insurance Group Ltd. 594 1,147,881
5,630,922
Interactive Media & Services - 1 .7%
Bumble, Inc. - Class A* 93,940 761,853
Shutterstock, Inc. 30,276 893,748
ZoomInfo Technologies, Inc. - Class A* 298,168 3,068,149
4,723,750
IT Services - 2 .2%
DigitalOcean Holdings, Inc.* 151,275 6,274,887
Leisure Products - 1 .0%
Acushnet Holdings Corp. 23,532 1,537,110
YETI Holdings, Inc.* 32,831 1,223,283
2,760,393
Machinery - 7 .7%
Alamo Group, Inc. 14,591 2,707,506
Franklin Electric Co., Inc. 55,281 5,527,547
Kadant, Inc. 14,210 5,298,909
Mueller Water Products, Inc. - Class A 189,060 4,348,380
Symbotic, Inc. - Class A
#
,* 126,672 3,717,823
21,600,165
Marine Transportation - 0 .3%
Global Ship Lease, Inc. - Class A 42,664 920,689
Media - 1 .1%
Ibotta, Inc. - Class A* 23,867 1,730,357
Integral Ad Science Holding Corp.* 141,256 1,484,601
3,214,958
Metals & Mining - 1 .4%
Alpha Metallurgical Resources, Inc.* 12,902 2,363,260
Friedman Industries, Inc. 6,901 104,688
Worthington Steel, Inc. 50,341 1,462,406
3,930,354
Mortgage Real Estate Investment Trusts (REITs) - 0 .3%
Advanced Flower Capital, Inc. 5,142 41,856

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Arbor Realty Trust, Inc.
#
44,062 $ 589,990
Chicago Atlantic Real Estate Finance, Inc. 4,594 70,610
Ready Capital Corp. 39,458 262,396
Sachem Capital Corp. 10,953 13,253
978,105
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 4,359 57,364
Oil, Gas & Consumable Fuels - 1 .3%
Ardmore Shipping Corp. 13,052 154,927
Core Natural Resources, Inc. 9,168 828,237
Dorian LPG Ltd. 13,355 321,054
Granite Ridge Resources, Inc. 40,787 252,472
International Seaways, Inc. 15,346 597,727
Kinetik Holdings, Inc. - Class A 18,640 1,200,975
Par Pacific Holdings, Inc.* 17,456 291,864
3,647,256
Personal Care Products - 1 .0%
Interparfums, Inc. 19,232 2,712,097
Pharmaceuticals - 7 .5%
Amphastar Pharmaceuticals, Inc.* 123,516 4,307,003
Contineum Therapeutics, Inc. - Class A* 48,933 479,054
Corcept Therapeutics, Inc.* 153,072 10,243,578
Harmony Biosciences Holdings, Inc.* 146,509 5,680,154
Scilex Holding Co.* 492,652 202,923
20,912,712
Professional Services - 5 .8%
CBIZ, Inc.* 60,723 5,210,641
Concentrix Corp.
#
78,430 4,100,320
CRA International, Inc. 8,200 1,505,356
TriNet Group, Inc. 59,999 5,603,307
16,419,624
Real Estate Management & Development - 0 .3%
Forestar Group, Inc.* 9,416 224,666
Landbridge Co. LLC - Class A
#
3,238 210,049
St Joe Co. (The) 10,851 521,933
956,648
Residential REITs - 0 .1%
NexPoint Residential Trust, Inc. 4,720 186,346
Semiconductors & Semiconductor Equipment - 3 .0%
ACM Research, Inc. - Class A* 94,432 1,940,578
Aehr Test Systems
#
,* 48,574 550,343
Axcelis Technologies, Inc.* 53,290 3,623,720
Photronics, Inc.* 103,859 2,387,718
8,502,359
Software - 6 .2%
Alarm.com Holdings, Inc.* 81,032 4,916,211
DoubleVerify Holdings, Inc.* 277,313 5,715,421
EverCommerce, Inc.* 300,786 3,049,970
N-able, Inc.* 304,508 2,950,683
Red Violet, Inc. 22,613 823,113
17,455,398
Specialized REITs - 0 .2%
National Storage Affiliates Trust 14,167 526,304

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - 3 .0%
Academy Sports & Outdoors, Inc. 27,265 $ 1,426,232
Arhaus, Inc. - Class A 20,675 253,889
EVgo, Inc. - Class A* 41,550 144,179
Group 1 Automotive, Inc. 5,158 2,354,575
Penske Automotive Group, Inc. 25,840 4,279,879
8,458,754
Technology Hardware, Storage & Peripherals - 0 .8%
CompoSecure, Inc. - Class A
#
144,474 2,302,915
Trading Companies & Distributors - 5 .7%
Alta Equipment Group, Inc. 40,239 293,745
GMS, Inc.* 47,529 4,008,596
Hudson Technologies, Inc.* 54,682 317,156
Karat Packaging, Inc. 24,230 748,949
McGrath RentCorp 29,707 3,644,158
Rush Enterprises, Inc. - Class A 94,006 5,710,864
Titan Machinery, Inc.* 27,987 523,917
Transcat, Inc.* 11,129 857,155
16,104,540
Total Common Stocks (cost 257,263,275) 280,657,864
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $124,490) 124,465 124,490
Investments Purchased with Cash Collateral from Securities Lending - 2 .5%
Investment Companies - 2 .0%
Janus Henderson Cash Collateral Fund LLC, 4.2016%
£,∞
5,720,348 5,720,348
Time Deposits - 0 .5%
Royal Bank of Canada, 4.3100%, 2/3/25 $ 1,435,656 1,435,656
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,156,004) 7,156,004
Total Investments (total cost $ 264,543,769 ) - 102 .6% 287,938,358
Liabilities, net of Cash, Receivables and Other Assets - (2.6%) (7,179,273)
Net Assets - 100.0% $280,759,085
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 285,148,028 99 .0%
Bermuda 1,714,714 0 .6
United Kingdom 920,689 0 .3
Ireland 154,927 0 .1
Total $ 287,938,358 100 .0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 34,349 $ 2,749,809 $ (2,659,668) $ – $ – $ 124,490 124,465 $ 1,678
Investments Purchased
with Cash Collateral from
Securities Lending - 2.5%
Investment Companies - 2.0%
Janus Henderson Cash
Collateral Fund LLC,
4.2016%
∞
2,190,402 14,339,571 (10,809,625) – – 5,720,348 5,720,348 3,988
Δ
Total Affiliated Investments
- 2.1% $2,224,751 $17,089,380 $(13,469,293) $– $– $5,844,838 $5,666

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2025.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 280,657,864 $ — $ — $ 280,657,864
Investment Companies — 124,490 — 124,490
Investments Purchased with Cash
Collateral from Securities Lending — 7,156,004 — 7,156,004
Total Assets $ 280,657,864 $ 7,280,494 $ — $ 287,938,358

Janus Henderson Small Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Small Cap Growth Alpha ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70326 03-25